Long-term assets - E.1.3. Movement in intangible assets (Details) $ in Millions				1 Months Ended	12 Months Ended
	Jan. 08, 2020 USD ($)	Jul. 09, 2019 USD ($)	May 20, 2019 USD ($) site	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2019 COP ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, net				$ 3,219	$ 3,219	$ 2,346	[1],[2]
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					2,346	1,265
Change in scope					959	1,157
Additions					202	158
Amortization charge					(272)	(145)
Impairment					(8)	(6)
Disposals, net					0	0
Transfers					33	(15)
Transfers to/from assets held for sale					(21)	(12)
Exchange rate movements					(21)	(55)
Closing balance, net				$ 3,219	$ 3,219	2,346
Spectrum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill			10 years	20 years
Intangible assets, net		$ 8	$ 47
Number of payment installments			5	6	6			6
Number of sites | site			45
Site cost to be capitalized			$ 20
Intangible asset term		15 years	20 months
Substitute payment				$ 20	$ 20
Intangible asset liability				20	20
Purchase obligation		$ 12
Total notional consideration				$ 736	$ 736			$ 2,450,000,000.00
Percentage to be met by coverage obligations				45.00%	45.00%			45.00%
Percentage payable in cash				55.00%	55.00%			55.00%
Initial payment				$ 39	$ 39
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					1,069	599
Change in scope					650	504
Additions					0	0
Impairment					0	(6)
Disposals, net					0	0
Transfers					0	0
Transfers to/from assets held for sale					0	0
Exchange rate movements					(7)	(28)
Closing balance, net				1,711	1,711	1,069
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					318	324
Change in scope					139	0
Additions					101	66
Amortization charge					(55)	(48)
Impairment					(8)	0
Disposals, net					0	0
Transfers					(5)	0
Transfers to/from assets held for sale					(18)	(12)
Exchange rate movements					(8)	(12)
Closing balance, net				465	465	318
Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					371	33
Change in scope					141	350
Additions					0	0
Amortization charge					(37)	(11)
Impairment					0	0
Disposals, net					0	0
Transfers					0	0
Transfers to/from assets held for sale					0	0
Exchange rate movements					(1)	(1)
Closing balance, net				473	473	371
IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					89	105
Change in scope					10	0
Additions					0	2
Amortization charge					(14)	(14)
Impairment					0	0
Disposals, net					0	0
Transfers					23	1
Transfers to/from assets held for sale					0	0
Exchange rate movements					0	(5)
Closing balance, net				107	107	89
Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					282	10
Change in scope					0	280
Additions					0	0
Amortization charge					(99)	(8)
Impairment					0	0
Disposals, net					0	0
Transfers					0	0
Transfers to/from assets held for sale					0	0
Exchange rate movements					0	0
Closing balance, net				183	183	282
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					218	194
Change in scope					20	23
Additions					101	91
Amortization charge					(67)	(65)
Impairment					0	0
Disposals, net					0	0
Transfers					15	(16)
Transfers to/from assets held for sale					(3)	0
Exchange rate movements					(4)	(9)
Closing balance, net				279	279	218
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					3,423
Closing balance, net				4,670	4,670	3,423
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					1,069
Closing balance, net				1,711	1,711	1,069
Cost or valuation | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					646
Closing balance, net				922	922	646
Cost or valuation | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					561
Closing balance, net				691	691	561
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					176
Closing balance, net				214	214	176
Cost or valuation | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					325
Closing balance, net				325	325	325
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					646
Closing balance, net				806	806	646
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(1,077)
Closing balance, net				(1,451)	(1,451)	(1,077)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					0
Closing balance, net				0	0	0
Accumulated amortization and impairment | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(328)
Closing balance, net				(458)	(458)	(328)
Accumulated amortization and impairment | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(190)
Closing balance, net				(218)	(218)	(190)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(87)
Closing balance, net				(107)	(107)	(87)
Accumulated amortization and impairment | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(43)
Closing balance, net				(142)	(142)	(43)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net					(428)
Closing balance, net				(527)	$ (527)	$ (428)
Telemovil El Salvador S.A. de C.V. | Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions				$ 14
Major purchases of assets | Telemovil El Salvador S.A. de C.V. | Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 20

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).